Long-term debt - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Letters of credit outstanding	$ 5.1	$ 5.0
Cash and cash equivalents	0.8	7.3	$ 8.1
Notional amount	232.6	$ 392.4
Senior Secured Notes [member]
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	$ 33.0
Senior Unsecured Notes [Member]
Disclosure of detailed information about borrowings [line items]
Credit facilities maturity	July 27, 2027
Interest rate	11.95%
Borrowings, maturity year	5 years
Notional amount	$ 127.6
Discounted price per note	$ 980
Principal price per note	$ 1,000.0
Proceeds from borrowings	125.0
Borrowings repurchase offering amount	$ 63.8
Percentage of principal amount Including accrued and unpaid interest redeemed	103.00%
Senior Unsecured Notes [Member] | On or Before July 27, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of free cash flow to be maintained	75.00%
Senior Unsecured Notes [Member] | After July 27, 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Percentage of free cash flow to be maintained	50.00%
New Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 205.0
Revolving Credit Facility [Member] | New Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 175.0
Credit facilities maturity	July 27, 2024
Credit facility term date	Jul. 27, 2023
Non Revolving Credit Facility [Member] | New Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Available borrowing facilities	$ 30.0
Credit facilities maturity	September 2022